Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	iShares Trust
Entity Central Index Key	0001100663
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000012080
Shareholder Report [Line Items]
Fund Name	iShares Biotechnology ETF
Trading Symbol	IBB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Biotechnology ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Biotechnology ETF	$23	0.44%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.44%	[1]
Average Annual Return [Table Text Block]
AssetsNet	$ 5,803,627,395
Holdings Count | Holding	255
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$5,803,627,395
Number of Portfolio Holdings...
255
Portfolio Turnover Rate...
10%

Holdings [Text Block]

Industry allocation

Ten largest holdings

Industry	Percent of TotaI InvestmentsFootnote Reference(a)
Biotechnology...
82.3%
Life Sciences Tools & Services...
14.5
Pharmaceuticals...
2.9
Health Care Providers & Services...
0.2
Health Care Equipment & Supplies...
0.1
Security	Percent of Total InvestmentsFootnote Reference(a)
Vertex Pharmaceuticals, Inc...
7.7%
Gilead Sciences, Inc...
7.5
Amgen, Inc...
7.5
Regeneron Pharmaceuticals, Inc...
5.7
Alnylam Pharmaceuticals, Inc...
5.7
IQVIA Holdings, Inc...
3.2
Argenx SE, ADR...
3.2
Insmed, Inc...
3.0
Mettler-Toledo International, Inc...
2.5
Natera, Inc...
2.1
Footnote	Description
Footnote(a)	Excludes money market funds.

C000012040
Shareholder Report [Line Items]
Fund Name	iShares Core S&P 500 ETF
Trading Symbol	IVV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Core S&P 500 ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core S&P 500 ETF	$2	0.03%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%	[2]
AssetsNet	$ 700,934,124,757
Holdings Count | Holding	506
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$700,934,124,757
Number of Portfolio Holdings...
506
Portfolio Turnover Rate...
2%

Holdings [Text Block]

Sector allocation

C000012047
Shareholder Report [Line Items]
Fund Name	iShares Core S&P Total U.S. Stock Market ETF
Trading Symbol	ITOT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Core S&P Total U.S. Stock Market ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core S&P Total U.S. Stock Market ETF	$2	0.03%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%	[3]
AssetsNet	$ 77,970,598,874
Holdings Count | Holding	2,492
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$77,970,598,874
Number of Portfolio Holdings...
2,492
Portfolio Turnover Rate...
2%

Holdings [Text Block]

Sector allocation

C000012082
Shareholder Report [Line Items]
Fund Name	iShares Expanded Tech Sector ETF
Trading Symbol	IGM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Expanded Tech Sector ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Expanded Tech Sector ETF	$23	0.38%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.38%	[4]
Average Annual Return [Table Text Block]
AssetsNet	$ 9,294,767,309
Holdings Count | Holding	284
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$9,294,767,309
Number of Portfolio Holdings...
284
Portfolio Turnover Rate...
9%

Holdings [Text Block]

Industry allocation

Ten largest holdings

Industry	Percent of TotaI InvestmentsFootnote Reference(a)
Software...
29.0%
Semiconductors & Semiconductor Equipment...
28.7
Interactive Media & Services...
13.2
Technology Hardware, Storage & Peripherals...
11.2
IT Services...
6.0
Entertainment...
4.4
Electronic Equipment, Instruments & Components...
3.9
Communications Equipment...
3.6
Security	Percent of Total InvestmentsFootnote Reference(a)
Apple, Inc...
9.3%
NVIDIA Corp...
8.7
Microsoft Corp...
8.5
Broadcom, Inc...
7.4
Alphabet, Inc., Class A...
4.7
Meta Platforms, Inc., Class A...
4.3
Alphabet, Inc., Class C, NVS...
3.7
Netflix, Inc...
3.2
Oracle Corp...
2.9
Palantir Technologies, Inc., Class A...
2.6
Footnote	Description
Footnote(a)	Excludes money market funds.

C000012085
Shareholder Report [Line Items]
Fund Name	iShares Expanded Tech-Software Sector ETF
Trading Symbol	IGV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Expanded Tech-Software Sector ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Expanded Tech-Software Sector ETF	$22	0.38%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.38%	[5]
Average Annual Return [Table Text Block]
AssetsNet	$ 9,815,755,699
Holdings Count | Holding	118
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$9,815,755,699
Number of Portfolio Holdings...
118
Portfolio Turnover Rate...
12%

Holdings [Text Block]

Industry allocation

Ten largest holdings

Industry	Percent of TotaI InvestmentsFootnote Reference(a)
Software...
96.9%
Entertainment...
2.8
Interactive Media & Services...
0.3
Security	Percent of Total InvestmentsFootnote Reference(a)
Palantir Technologies, Inc., Class A...
9.0%
Microsoft Corp...
8.5
Oracle Corp...
7.1
Salesforce, Inc...
7.0
ServiceNow, Inc...
5.9
Intuit, Inc...
5.8
AppLovin Corp., Class A...
5.5
Adobe, Inc...
4.4
Palo Alto Networks, Inc...
4.2
Crowdstrike Holdings, Inc., Class A...
3.8
Footnote	Description
Footnote(a)	Excludes money market funds.

C000012202
Shareholder Report [Line Items]
Fund Name	iShares Micro-Cap ETF
Trading Symbol	IWC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Micro-Cap ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Micro-Cap ETF	$35	0.60%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.60%	[6]
Average Annual Return [Table Text Block]
AssetsNet	$ 985,028,015
Holdings Count | Holding	1,345
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$985,028,015
Number of Portfolio Holdings...
1,345
Portfolio Turnover Rate...
25%

Holdings [Text Block]

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Health Care...
24.2%
Financials...
21.0
Information Technology...
16.6
Industrials...
14.0
Consumer Discretionary...
6.7
Energy...
5.4
Materials...
3.8
Real Estate...
2.9
Communication Services...
2.8
Consumer Staples...
1.8
Utilities...
0.8
Security	Percent of Total InvestmentsFootnote Reference(a)
Applied Digital Corp...
1.2%
Centrus Energy Corp., Class A...
1.2
Cipher Mining, Inc...
0.8
CommScope Holding Co., Inc...
0.8
Energy Fuels, Inc...
0.8
Terawulf, Inc...
0.8
Tutor Perini Corp...
0.7
American Superconductor Corp...
0.6
Innodata, Inc...
0.6
Adaptive Biotechnologies Corp...
0.5
Footnote	Description
Footnote(a)	Excludes money market funds.

C000254700
Shareholder Report [Line Items]
Fund Name	iShares Nasdaq Top 30 Stocks ETF
Trading Symbol	QTOP
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Nasdaq Top 30 Stocks ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.20%	[7]
AssetsNet	$ 193,974,977
Holdings Count | Holding	34
InvestmentCompanyPortfolioTurnover	13.00%
C000254699
Shareholder Report [Line Items]
Fund Name	iShares Nasdaq-100 ex Top 30 ETF
Trading Symbol	QNXT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Nasdaq-100 ex Top 30 ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.20%	[8]
AssetsNet	$ 16,728,279
Holdings Count | Holding	72
InvestmentCompanyPortfolioTurnover	19.00%
C000012086
Shareholder Report [Line Items]
Fund Name	iShares North American Natural Resources ETF
Trading Symbol	IGE
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares North American Natural Resources ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares North American Natural Resources ETF	$20	0.38%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%	[9]
Average Annual Return [Table Text Block]
AssetsNet	$ 623,354,193
Holdings Count | Holding	131
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$623,354,193
Number of Portfolio Holdings...
131
Portfolio Turnover Rate...
3%

Holdings [Text Block]

Industry allocation

Ten largest holdings

Industry	Percent of TotaI InvestmentsFootnote Reference(a)
Oil, Gas & Consumable Fuels...
63.4%
Metals & Mining...
19.4
Energy Equipment & Services...
5.9
Construction Materials...
5.8
Containers & Packaging...
5.1
Paper & Forest Products...
0.4
Security	Percent of Total InvestmentsFootnote Reference(a)
Exxon Mobil Corp...
9.8%
Chevron Corp...
9.6
ConocoPhillips...
4.0
Enbridge, Inc...
3.7
Newmont Corp...
3.1
Agnico Eagle Mines Ltd...
2.8
CRH plc...
2.7
Williams Cos., Inc. (The)...
2.6
Canadian Natural Resources Ltd...
2.2
EOG Resources, Inc...
2.0
Footnote	Description
Footnote(a)	Excludes money market funds.

C000012074
Shareholder Report [Line Items]
Fund Name	iShares Russell 2000 ETF
Trading Symbol	IWM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Russell 2000 ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Russell 2000 ETF	$11	0.19%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.19%	[10]
AssetsNet	$ 69,761,211,838
Holdings Count | Holding	1,981
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$69,761,211,838
Number of Portfolio Holdings...
1,981
Portfolio Turnover Rate...
12%

Holdings [Text Block]

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
18.0%
Industrials...
17.7
Health Care...
16.0
Information Technology...
15.5
Consumer Discretionary...
9.9
Real Estate...
5.8
Energy...
4.8
Materials...
4.2
Utilities...
3.3
Communication Services...
2.8
Consumer Staples...
2.0
Security	Percent of Total InvestmentsFootnote Reference(a)
Credo Technology Group Holding Ltd...
0.8%
Bloom Energy Corp., Class A...
0.6
IonQ, Inc...
0.6
Kratos Defense & Security Solutions, Inc...
0.5
Fabrinet...
0.5
Oklo, Inc., Class A...
0.4
Coeur Mining, Inc...
0.4
Rambus, Inc...
0.4
Hims & Hers Health, Inc., Class A...
0.4
NEXTracker, Inc., Class A...
0.4
Footnote	Description
Footnote(a)	Excludes money market funds.

C000012073
Shareholder Report [Line Items]
Fund Name	iShares Russell 2000 Growth ETF
Trading Symbol	IWO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Russell 2000 Growth ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Russell 2000 Growth ETF	$13	0.24%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.24%	[11]
AssetsNet	$ 12,930,965,075
Holdings Count | Holding	1,105
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$12,930,965,075
Number of Portfolio Holdings...
1,105
Portfolio Turnover Rate...
27%

Holdings [Text Block]

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
22.2%
Health Care...
22.1
Industrials...
22.0
Financials...
10.4
Consumer Discretionary...
9.4
Materials...
3.5
Energy...
3.0
Communication Services...
2.5
Consumer Staples...
2.3
Real Estate...
2.0
Utilities...
0.6
Security	Percent of Total InvestmentsFootnote Reference(a)
Credo Technology Group Holding Ltd...
1.5%
Bloom Energy Corp., Class A...
1.2
IonQ, Inc...
1.1
Kratos Defense & Security Solutions, Inc...
1.0
Fabrinet...
0.9
Rambus, Inc...
0.8
Hims & Hers Health, Inc., Class A...
0.7
Sterling Infrastructure, Inc...
0.7
AeroVironment, Inc...
0.7
Ensign Group, Inc. (The)...
0.7
Footnote	Description
Footnote(a)	Excludes money market funds.

C000012072
Shareholder Report [Line Items]
Fund Name	iShares Russell 2000 Value ETF
Trading Symbol	IWN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Russell 2000 Value ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Russell 2000 Value ETF	$13	0.24%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.24%	[12]
AssetsNet	$ 11,916,870,715
Holdings Count | Holding	1,432
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$11,916,870,715
Number of Portfolio Holdings...
1,432
Portfolio Turnover Rate...
24%

Holdings [Text Block]

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
26.3%
Industrials...
12.9
Consumer Discretionary...
10.5
Real Estate...
9.9
Health Care...
9.3
Information Technology...
8.2
Energy...
6.9
Utilities...
6.2
Materials...
5.0
Communication Services...
3.1
Consumer Staples...
1.7
Security	Percent of Total InvestmentsFootnote Reference(a)
EchoStar Corp., Class A...
0.8%
Oklo, Inc., Class A...
0.7
UMB Financial Corp...
0.6
Jackson Financial, Inc., Class A...
0.5
Fluor Corp...
0.5
Old National Bancorp...
0.5
MARA Holdings, Inc...
0.5
CareTrust REIT, Inc...
0.5
Riot Platforms, Inc...
0.5
Cadence Bank...
0.5
Footnote	Description
Footnote(a)	Excludes money market funds.

C000183467
Shareholder Report [Line Items]
Fund Name	iShares Russell 2500 ETF
Trading Symbol	SMMD
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Russell 2500 ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Russell 2500 ETF	$4	0.07%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%	[13]
Average Annual Return [Table Text Block]
AssetsNet	$ 1,734,319,585
Holdings Count | Holding	506
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$1,734,319,585
Number of Portfolio Holdings...
506
Portfolio Turnover Rate...
9%

Holdings [Text Block]

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Investment Funds...
41.5%
Industrials...
13.2
Financials...
9.5
Information Technology...
7.9
Consumer Discretionary...
7.6
Health Care...
5.2
Real Estate...
4.1
Materials...
3.2
Consumer Staples...
2.4
Communication Services...
1.9
OtherFootnote Reference(b)...
3.5
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Russell 2000 ETF...
41.6%
SoFi Technologies, Inc...
0.4
EMCOR Group, Inc...
0.4
Comfort Systems USA, Inc...
0.4
Insmed, Inc...
0.4
Pure Storage, Inc., Class A...
0.4
Astera Labs, Inc...
0.4
Tapestry, Inc...
0.3
Jabil, Inc...
0.3
Flex Ltd...
0.3
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest sectors are presented. Additional sectors are found in Other.

C000012068
Shareholder Report [Line Items]
Fund Name	iShares Russell Mid-Cap ETF
Trading Symbol	IWR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Russell Mid-Cap ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Russell Mid-Cap ETF	$10	0.18%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.18%	[14]
Average Annual Return [Table Text Block]
AssetsNet	$ 44,935,350,074
Holdings Count | Holding	821
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$44,935,350,074
Number of Portfolio Holdings...
821
Portfolio Turnover Rate...
9%

Holdings [Text Block]

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Industrials...
18.2%
Financials...
15.3
Consumer Discretionary...
11.8
Information Technology...
11.8
Health Care...
9.3
Real Estate...
7.3
Utilities...
6.3
Energy...
5.7
Materials...
5.0
Consumer Staples...
4.9
Communication Services...
4.4
Security	Percent of Total InvestmentsFootnote Reference(a)
Robinhood Markets, Inc., Class A...
0.8%
ROBLOX Corp., Class A...
0.7
Royal Caribbean Cruises Ltd...
0.7
Howmet Aerospace, Inc...
0.6
Bank of New York Mellon Corp. (The)...
0.6
Coinbase Global, Inc., Class A...
0.6
Vistra Corp...
0.5
Cloudflare, Inc., Class A...
0.5
Corning, Inc...
0.5
United Rentals, Inc...
0.5
Footnote	Description
Footnote(a)	Excludes money market funds.

C000012066
Shareholder Report [Line Items]
Fund Name	iShares Russell Mid-Cap Growth ETF
Trading Symbol	IWP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Russell Mid-Cap Growth ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Russell Mid-Cap Growth ETF	$13	0.23%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.23%	[15]
Average Annual Return [Table Text Block]
AssetsNet	$ 20,733,628,512
Holdings Count | Holding	285
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$20,733,628,512
Number of Portfolio Holdings...
285
Portfolio Turnover Rate...
25%

Holdings [Text Block]

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Consumer Discretionary...
21.6%
Industrials...
20.4
Information Technology...
17.7
Health Care...
14.6
Financials...
9.6
Communication Services...
6.9
Utilities...
3.1
Energy...
2.7
Consumer Staples...
1.8
Real Estate...
1.3
Materials...
0.3
Security	Percent of Total InvestmentsFootnote Reference(a)
ROBLOX Corp., Class A...
2.7%
Royal Caribbean Cruises Ltd...
2.7
Howmet Aerospace, Inc...
2.6
Vistra Corp...
2.1
Cloudflare, Inc., Class A...
2.1
Hilton Worldwide Holdings, Inc...
1.9
Vertiv Holdings Co., Class A...
1.9
Cencora, Inc...
1.9
Alnylam Pharmaceuticals, Inc...
1.8
Axon Enterprise, Inc...
1.7
Footnote	Description
Footnote(a)	Excludes money market funds.

S000091281
Shareholder Report [Line Items]
Fund Name	iShares S&P 500 3% Capped ETF
Trading Symbol	TOPC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares S&P 500 3% Capped ETF (the “Fund”) for the period of April 15, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses Paid, Amount	$ 5	[16]
Expense Ratio, Percent	0.09%	[17]
AssetsNet	$ 12,148,679
Holdings Count | Holding	504
InvestmentCompanyPortfolioTurnover	4.00%
S000093347
Shareholder Report [Line Items]
Fund Name	iShares S&P 500 ex S&P 100 ETF
Trading Symbol	XOEF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares S&P 500 ex S&P 100 ETF (the “Fund”) for the period of July 8, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses Paid, Amount	$ 5	[18]
Expense Ratio, Percent	0.20%	[19]
AssetsNet	$ 13,352,100
Holdings Count | Holding	403
InvestmentCompanyPortfolioTurnover	4.00%
C000012038
Shareholder Report [Line Items]
Fund Name	iShares S&P Mid-Cap 400 Growth ETF
Trading Symbol	IJK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares S&P Mid-Cap 400 Growth ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares S&P Mid-Cap 400 Growth ETF	$9	0.16%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.16%	[20]
AssetsNet	$ 9,069,041,523
Holdings Count | Holding	248
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$9,069,041,523
Number of Portfolio Holdings...
248
Portfolio Turnover Rate...
11%

Holdings [Text Block]

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Industrials...
29.1%
Information Technology...
17.1
Financials...
13.5
Consumer Discretionary...
13.2
Health Care...
10.7
Real Estate...
4.2
Consumer Staples...
4.0
Energy...
3.9
Materials...
3.2
Communication Services...
0.8
Utilities...
0.3
Security	Percent of Total InvestmentsFootnote Reference(a)
Comfort Systems USA, Inc...
1.8%
Pure Storage, Inc., Class A...
1.6
Curtiss-Wright Corp...
1.2
RB Global, Inc...
1.2
Nutanix, Inc., Class A...
1.2
Guidewire Software, Inc...
1.2
United Therapeutics Corp...
1.2
BWX Technologies, Inc...
1.0
Coherent Corp...
1.0
TransUnion...
1.0
Footnote	Description
Footnote(a)	Excludes money market funds.

C000012039
Shareholder Report [Line Items]
Fund Name	iShares S&P Mid-Cap 400 Value ETF
Trading Symbol	IJJ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares S&P Mid-Cap 400 Value ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares S&P Mid-Cap 400 Value ETF	$9	0.18%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[21]
AssetsNet	$ 7,959,845,060
Holdings Count | Holding	304
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$7,959,845,060
Number of Portfolio Holdings...
304
Portfolio Turnover Rate...
7%

Holdings [Text Block]

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
20.9%
Industrials...
17.0
Consumer Discretionary...
11.3
Real Estate...
9.4
Information Technology...
9.1
Utilities...
7.1
Materials...
7.0
Health Care...
6.4
Consumer Staples...
5.6
Energy...
4.1
Communication Services...
2.1
Security	Percent of Total InvestmentsFootnote Reference(a)
Flex Ltd...
1.5%
Talen Energy Corp...
1.3
US Foods Holding Corp...
1.2
Performance Food Group Co...
1.1
Fidelity National Financial, Inc., Class A...
1.0
WP Carey, Inc...
1.0
Reliance, Inc...
1.0
Annaly Capital Management, Inc...
0.9
Reinsurance Group of America, Inc...
0.9
TD SYNNEX Corp...
0.9
Footnote	Description
Footnote(a)	Excludes money market funds.

C000012044
Shareholder Report [Line Items]
Fund Name	iShares S&P Small-Cap 600 Growth ETF
Trading Symbol	IJT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares S&P Small-Cap 600 Growth ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares S&P Small-Cap 600 Growth ETF	$10	0.18%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.18%	[22]
AssetsNet	$ 6,262,425,697
Holdings Count | Holding	364
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$6,262,425,697
Number of Portfolio Holdings...
364
Portfolio Turnover Rate...
8%

Holdings [Text Block]

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Industrials...
20.9%
Information Technology...
16.4
Financials...
14.7
Health Care...
13.8
Consumer Discretionary...
12.0
Real Estate...
7.8
Energy...
4.6
Materials...
3.7
Communication Services...
2.9
Consumer Staples...
2.2
Utilities...
1.0
Security	Percent of Total InvestmentsFootnote Reference(a)
Sterling Infrastructure, Inc...
1.4%
SPX Technologies, Inc...
1.2
InterDigital, Inc...
1.2
Armstrong World Industries, Inc...
1.1
Dycom Industries, Inc...
1.1
Corcept Therapeutics, Inc...
1.1
Federal Signal Corp...
1.0
Zurn Elkay Water Solutions Corp...
0.9
MARA Holdings, Inc...
0.9
SiTime Corp...
0.9
Footnote	Description
Footnote(a)	Excludes money market funds.

C000012084
Shareholder Report [Line Items]
Fund Name	iShares Semiconductor ETF
Trading Symbol	SOXX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Semiconductor ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Semiconductor ETF	$21	0.34%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.34%	[23]
Average Annual Return [Table Text Block]
AssetsNet	$ 14,822,742,668
Holdings Count | Holding	34
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$14,822,742,668
Number of Portfolio Holdings...
34
Portfolio Turnover Rate...
19%

Holdings [Text Block]

Industry allocation

Ten largest holdings

Industry	Percent of TotaI InvestmentsFootnote Reference(a)
Semiconductors & Semiconductor Equipment...
100.0%
Security	Percent of Total InvestmentsFootnote Reference(a)
Broadcom, Inc...
7.9%
NVIDIA Corp...
7.6
Advanced Micro Devices, Inc...
7.1
QUALCOMM, Inc...
5.5
Micron Technology, Inc...
5.0
Texas Instruments, Inc...
4.8
Marvell Technology, Inc...
4.8
Lam Research Corp...
4.7
Intel Corp...
4.7
Applied Materials, Inc...
4.5
Footnote	Description
Footnote(a)	Excludes money market funds.

C000254701
Shareholder Report [Line Items]
Fund Name	iShares Top 20 U.S. Stocks ETF
Trading Symbol	TOPT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Top 20 U.S. Stocks ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Top 20 U.S. Stocks ETF	$11	0.20%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.20%	[24]
AssetsNet	$ 337,563,506
Holdings Count | Holding	23
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$337,563,506
Number of Portfolio Holdings...
23
Portfolio Turnover Rate...
10%

Holdings [Text Block]

Sector allocation

C000012083
Shareholder Report [Line Items]
Fund Name	iShares U.S. Digital Infrastructure and Real Estate ETF
Trading Symbol	IDGT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares U.S. Digital Infrastructure and Real Estate ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Digital Infrastructure and Real Estate ETF	$21	0.38%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.38%	[25]
Average Annual Return [Table Text Block]
AssetsNet	$ 130,163,925
Holdings Count | Holding	31
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$130,163,925
Number of Portfolio Holdings...
31
Portfolio Turnover Rate...
41%

Holdings [Text Block]

Industry allocation

Ten largest holdings

Industry	Percent of TotaI InvestmentsFootnote Reference(a)
Specialized REITs...
42.5%
Communications Equipment...
28.6
Semiconductors & Semiconductor Equipment...
10.7
IT Services...
6.2
Software...
4.5
Diversified Telecommunication Services...
4.0
Technology Hardware, Storage & Peripherals...
3.5
Security	Percent of Total InvestmentsFootnote Reference(a)
Equinix, Inc...
10.0%
Digital Realty Trust, Inc...
9.9
American Tower Corp...
9.9
Crown Castle, Inc...
8.4
Fastly, Inc., Class A...
6.2
QUALCOMM, Inc...
4.5
Calix, Inc...
4.4
Arista Networks, Inc...
4.3
SBA Communications Corp...
4.3
CommScope Holding Co., Inc...
4.3
Footnote	Description
Footnote(a)	Excludes money market funds.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.
[9]	Annualized.
[10]	Annualized.
[11]	Annualized.
[12]	Annualized.
[13]	Annualized.
[14]	Annualized.
[15]	Annualized.
[16]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[17]	Annualized.
[18]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[19]	Annualized.
[20]	Annualized.
[21]	Annualized.
[22]	Annualized.
[23]	Annualized.
[24]	Annualized.
[25]	Annualized.